Segment and geographic information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue, net	$ 47,545,611	$ 94,754,722	$ 184,710,880
Cost of revenue	34,887,158	56,922,919	92,491,412
Gross profit	12,658,453	37,831,803	92,219,468
Direct Sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	19,405,793	45,232,943	136,416,423
Cost of revenue	13,388,423	24,352,882	57,445,266
Gross profit	6,017,370	20,880,061	78,971,157
Distribution sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	28,139,818	49,521,779	48,294,457
Cost of revenue	21,498,735	32,570,037	35,046,146
Gross profit	$ 6,641,083	$ 16,951,742	$ 13,248,311